UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  October 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SCIENCE & TECHNOLOGY FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2005


[LOGO OF USAA]
   USAA(R)

                                 USAA SCIENCE &
                                        TECHNOLOGY Fund

                                     [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                                MARKET
    NUMBER                                                                                                       VALUE
 OF SHARES    SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (99.2%)

              COMMON STOCKS (98.6%)
              --------------------
              APPLICATION SOFTWARE (2.9%)
    66,400    Cognos, Inc. (Canada)*                                                                          $  2,492
    89,400    Mercury Interactive Corp.*                                                                         3,110
    99,500    salesforce.com, Inc.*(a)                                                                           2,486
    61,200    SERENA Software, Inc.*                                                                             1,340
                                                                                                              --------
                                                                                                                 9,428
                                                                                                              --------
              BIOTECHNOLOGY (5.1%)
    44,200    Amgen, Inc.*                                                                                       3,349
    50,700    Amylin Pharmaceuticals, Inc.*                                                                      1,703
    47,500    Applera Corp. Celera Genomics Group*                                                                 564
    15,000    Cephalon, Inc.*                                                                                      684
    25,500    CV Therapeutics, Inc.*                                                                               639
    68,100    Cytokinetics, Inc.*                                                                                  531
    31,100    Genzyme Corp.*                                                                                     2,248
    25,900    Gilead Sciences, Inc.*                                                                             1,224
    94,300    Human Genome Sciences, Inc.*(a)                                                                      787
    14,300    ICOS Corp.*                                                                                          386
    25,300    MedImmune, Inc.*                                                                                     885
   165,000    Millennium Pharmaceuticals, Inc.*                                                                  1,505
    19,000    NPS Pharmaceuticals, Inc.*                                                                           187
    57,800    Panacos Pharmaceuticals, Inc.*                                                                       457
    44,300    Vertex Pharmaceuticals, Inc.*                                                                      1,008
    40,350    ZymoGenetics, Inc.*                                                                                  707
                                                                                                              --------
                                                                                                                16,864
                                                                                                              --------
              COMMUNICATIONS EQUIPMENT (13.6%)
   561,000    Corning, Inc.*                                                                                    11,271
   155,140    Motorola, Inc.                                                                                     3,438
   831,700    Nokia Corp. ADR (Finland)                                                                         13,989
   252,900    QUALCOMM, Inc.                                                                                    10,055
    94,900    Research In Motion Ltd. (Canada)*                                                                  5,835
                                                                                                              --------
                                                                                                                44,588
                                                                                                              --------
              COMPUTER HARDWARE (7.7%)
   342,300    Dell, Inc.*                                                                                       10,913
   174,700    IBM Corp.                                                                                         14,304
                                                                                                              --------
                                                                                                                25,217
                                                                                                              --------
              COMPUTER STORAGE & PERIPHERALS (0.6%)
   136,800    EMC Corp.*                                                                                         1,910
                                                                                                              --------
              DATA PROCESSING & OUTSOURCED SERVICES (8.1%)
    70,400    Automatic Data Processing, Inc.                                                                    3,285
   280,300    BISYS Group, Inc.*                                                                                 3,554
   124,000    DST Systems, Inc.*(a)                                                                              6,959
   224,600    First Data Corp.                                                                                   9,085
    94,200    Iron Mountain, Inc.*                                                                               3,674
                                                                                                              --------
                                                                                                                26,557
                                                                                                              --------
              DIVERSIFIED CHEMICALS (0.3%)
    26,999    Bayer AG (Germany)                                                                                   937
                                                                                                              --------
              DRUG RETAIL (0.1%)
   102,500    Rite Aid Corp.*                                                                                      359
                                                                                                              --------

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USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                                MARKET
    NUMBER                                                                                                       VALUE
 OF SHARES    SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              ELECTRONIC EQUIPMENT MANUFACTURERS (2.3%)
 1,759,244    Hon Hai Precision Industry Corp. Ltd. (Taiwan)                                                  $  7,603
                                                                                                              --------
              ELECTRONIC MANUFACTURING SERVICES (2.0%)
   220,700    Jabil Circuit, Inc.*                                                                               6,588
                                                                                                              --------
              HEALTH CARE DISTRIBUTORS (1.4%)
    25,100    Cardinal Health, Inc.                                                                              1,569
    67,100    McKesson Corp.                                                                                     3,048
                                                                                                              --------
                                                                                                                 4,617
                                                                                                              --------
              HEALTH CARE EQUIPMENT (3.0%)
    55,700    Baxter International, Inc.                                                                         2,129
    31,000    Biomet, Inc.                                                                                       1,080
    20,460    Hospira, Inc.*                                                                                       815
    71,600    Medtronic, Inc.                                                                                    4,057
    40,000    Olympus Corp. (Japan)                                                                                885
    27,100    Terumo Corp. (Japan)                                                                                 817
                                                                                                              --------
                                                                                                                 9,783
                                                                                                              --------
              HEALTH CARE FACILITIES (0.1%)
    11,300    Triad Hospitals, Inc.*                                                                               465
                                                                                                              --------
              HOME ENTERTAINMENT SOFTWARE (2.6%)
   148,300    Electronic Arts, Inc.*                                                                             8,435
                                                                                                              --------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (1.0%)
    55,000    Manpower, Inc.                                                                                     2,490
    27,000    Monster Worldwide, Inc.*                                                                             886
                                                                                                              --------
                                                                                                                 3,376
                                                                                                              --------
              INTERNET SOFTWARE & SERVICES (9.4%)
    40,000    Google, Inc. "A"*                                                                                 14,886
   431,000    Yahoo!, Inc.*                                                                                     15,934
                                                                                                              --------
                                                                                                                30,820
                                                                                                              --------
              IT CONSULTING & OTHER SERVICES (1.6%)
   162,700    Accenture Ltd. "A"                                                                                 4,281
    15,000    Infosys Technologies Ltd. ADR (India)                                                              1,020
                                                                                                              --------
                                                                                                                 5,301
                                                                                                              --------
              MANAGED HEALTH CARE (2.1%)
    27,300    Aetna, Inc.                                                                                        2,418
    24,600    Health Net, Inc.*                                                                                  1,152
    25,200    PacifiCare Health Systems, Inc. "A"*                                                               2,075
    19,900    UnitedHealth Group, Inc.                                                                           1,152
                                                                                                              --------
                                                                                                                 6,797
                                                                                                              --------
              PHARMACEUTICALS (10.5%)
    91,000    Abbott Laboratories                                                                                3,917
    66,700    Astellas Pharma, Inc. (Japan)                                                                      2,378
    84,300    Astrazeneca plc ADR (United Kingdom)                                                               3,785
    41,600    Biovail Corp. (Canada)*                                                                              906
   109,600    Daiichi Sankyo Co. Ltd. (Japan)*                                                                   1,987
    67,400    Eisai Co. Ltd. (Japan)                                                                             2,629
    96,000    Elan Corp. plc ADR (Ireland)*(a)                                                                     792

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USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                                MARKET
    NUMBER                                                                                                       VALUE
 OF SHARES    SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
    43,900    Eli Lilly and Co.                                                                               $  2,186
    57,600    Forest Laboratories, Inc.*                                                                         2,184
    59,100    King Pharmaceuticals, Inc.*                                                                          912
    16,591    Novartis AG (Switzerland)                                                                            892
    51,277    Sanofi-Aventis ADR (France)                                                                        2,057
   213,900    Schering-Plough Corp.                                                                              4,351
    11,638    Schwarz Pharma AG (Germany)                                                                          669
   129,000    Shionogi & Co. Ltd. (Japan)                                                                        1,562
    16,000    Takeda Chemical Industries Ltd. (Japan)                                                              874
    15,700    Teva Pharmaceutical Industries Ltd. ADR (Israel)                                                     598
    27,351    UCB SA (Belgium)                                                                                   1,352
    16,800    Watson Pharmaceuticals, Inc.*                                                                        581
                                                                                                              --------
                                                                                                                34,612
                                                                                                              --------
              SEMICONDUCTOR EQUIPMENT (4.2%)
   330,800    Lam Research Corp.*                                                                               11,161
    70,600    Varian Semiconductor Equipment Associates, Inc.*                                                   2,670
                                                                                                              --------
                                                                                                                13,831
                                                                                                              --------
              SEMICONDUCTORS (12.0%)
   347,200    Altera Corp.*                                                                                      5,781
   531,500    Fairchild Semiconductor International, Inc. "A"*                                                   8,185
    83,300    Marvell Technology Group Ltd.*                                                                     3,866
   152,300    Maxim Integrated Products, Inc.                                                                    5,282
   784,000    ON Semiconductor Corp.*                                                                            3,638
    19,570    Samsung Electronics Co. Ltd. (South Korea)                                                        10,347
   145,400    STMicroelectronics N.V. (Switzerland)                                                              2,395
                                                                                                              --------
                                                                                                                39,494
                                                                                                              --------
              SYSTEMS SOFTWARE (8.0%)
    61,400    Adobe Systems, Inc.                                                                                1,980
   765,500    Microsoft Corp.                                                                                   19,674
   197,500    Red Hat, Inc.*(a)                                                                                  4,586
                                                                                                              --------
                                                                                                                26,240
                                                                                                              --------
              Total common stocks (cost: $299,685)                                                             323,822
                                                                                                              --------
              WARRANTS (0.6%)(g)
              -----------------
              IT CONSULTING & OTHER SERVICES
    57,935    Tata Consultancy Services Ltd. (India)*(f) (cost: $1,701)                                          1,799
                                                                                                              --------
              Total equity securities (cost: $301,386)                                                         325,621
                                                                                                              --------
              MONEY MARKET INSTRUMENTS (0.8%)

              MONEY MARKET FUNDS
 2,634,194    SSgA Prime Money Market Fund, 3.68%(c) (cost: $2,634)                                              2,634
                                                                                                              --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (2.4%)(h)

              MONEY MARKET FUNDS (0.4%)
   510,186    AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.89%(c)                                      510
 1,028,074    Merrill Lynch Premier Institutional Fund, 3.77%(c)                                                 1,028
                                                                                                              --------
                                                                                                                 1,538
                                                                                                              --------

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USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                      MARKET
    AMOUNT                                                                                                       VALUE
     (000)    SECURITY                                                                                           (000)
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (2.0%)(b)
    $3,500    Credit Suisse First Boston, LLC, 4.02%, acquired on 10/31/2005 and due 11/01/2005 at $3,500 (collateralized by $3,610 of Freddie Mac Discount Notes(d), 4.09%(e),
                due 1/31/2006; market value $3,572)                                                           $  3,500
     3,000    Deutsche Bank Securities, Inc., 3.99%, acquired on 10/31/2005 and due 11/01/2005 at $3,000 (collateralized by $3,118 of Fannie Mae Notes(d), 6.25%,
                due 10/27/2025; market value $3,061)                                                             3,000
                                                                                                              --------
                                                                                                                 6,500
                                                                                                              --------
              Total short-term investments purchased with cash collateral
                from securities loaned (cost: $8,038)                                                            8,038
                                                                                                              --------

              TOTAL INVESTMENTS (COST: $312,058)                                                              $336,293
                                                                                                              ========

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USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may

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           (continued)

USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2005 (UNAUDITED)

               not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of October 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2005, were $41,540,000 and $17,305,000, respectively, resulting in net unrealized appreciation of $24,235,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $328,554,000 at October 31, 2005, and, in total, may not equal 100%. Investments in foreign securities were 20.9% of net assets at October 31, 2005.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) The security or a portion thereof was out on loan as of October 31, 2005. The aggregate fair market value of these securities as of October 31, 2005, was approximately $7,785,000.

        (b) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

       (c) Rate represents the money market fund annualized seven-day yield at October 31, 2005.

       (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

       (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

       (f) Security was fair valued at October 31, 2005, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

       (g) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

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           to Portfolio of INVESTMENTS
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2005 (UNAUDITED)

        (h) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

        * Non-income-producing security for the 12 months preceding October 31, 2005.

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

          DIRECTORS        Christopher W. Claus
                           Barbara B. Dreeben
                           Robert L. Mason, Ph.D.
                           Michael F. Reimherr
                           Laura T. Starks, Ph.D.
                           Richard A. Zucker

     ADMINISTRATOR,        USAA Investment Management Company
INVESTMENT ADVISER,        P.O. Box 659453
       UNDERWRITER,        San Antonio, Texas 78265-9825
    AND DISTRIBUTOR

     TRANSFER AGENT        USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, Texas 78288

          CUSTODIAN        State Street Bank and Trust Company
     AND ACCOUNTING        P.O. Box 1713
              AGENT        Boston, Massachusetts 02105

        INDEPENDENT        Ernst & Young LLP
  REGISTERED PUBLIC        100 West Houston St., Suite 1800
    ACCOUNTING FIRM        San Antonio, Texas 78205

          TELEPHONE        Call toll free - Central time
   ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                           Saturday, 8:30 a.m. to 5 p.m.
                           Sunday, 10:30 a.m. to 7 p.m.

     FOR ADDITIONAL        (800) 531-8181
  INFORMATION ABOUT        For account servicing, exchanges,
       MUTUAL FUNDS        or redemptions (800) 531-8448

    RECORDED MUTUAL        24-hour service (from any phone)
  FUND PRICE QUOTES        (800) 531-8066

        MUTUAL FUND        (from touch-tone phones only)
     USAA TOUCHLINE        For account balance, last transaction, fund
                           prices, or to exchange or redeem fund shares
                           (800) 531-8777

    INTERNET ACCESS        USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                 Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48457-1205                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    DECEMBER 14, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    DECEMBER 16, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    DECEMBER 14, 2005
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*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.